Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000261678
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Completion Fund
Without Sales Load [Member] | C000261678
Average Annual Return [Line Items]
Average Annual Return, Percent	1.50%
S&P Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Yield Index
Average Annual Return, Percent	1.28%